Fair Value Measurements (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Location	Dec. 31, 2011
Fair Value Measurements Disclosure [Line Items]
Fair value Level 3 to Level 2 transfers amount	$ 1,085,000
Impaired non-covered loans with an outstanding balance	7,269,000	4,532,000
Reserve in allowance for credit losses	880,000	2,186,000
Number of branches to be closed	10
Book value of company owned branches before impairment loss	7,778,000
Asset impairment loss	2,743,000
Book value of company owned branches after impairment loss	$ 4,214,000
Florida [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches to be closed	7
Louisiana [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches to be closed	2
Arkansas [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches to be closed	1
Owned Facilities [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches owned by the company	5
Operating Lease [Member]
Fair Value Measurements Disclosure [Line Items]
Number of branches owned by the company	5